Provisions and contingencies - Narrative (Details) - GBP (£) £ in Thousands	Dec. 23, 2017	Apr. 30, 2018	Jan. 31, 2018	Nov. 30, 2013
Disclosure of other provisions [line items]
Contingent liabilities, discount factor	13.00%
Contingent liabilities recognised as of acquisition date		£ 1,500	£ 1,512
OUI Agreement
Disclosure of other provisions [line items]
Funding liability, initial period			4,600
Funding liability, additional period			800
Funding liability			5,400
OUI Agreement | Specified Regulatory Milestones
Disclosure of other provisions [line items]
Financial liabilities				£ 3,700
OUI Agreement | Top of range | Specified Development Milestones
Disclosure of other provisions [line items]
Financial liabilities				£ 75
The School Of Pharmacy, University Of London
Disclosure of other provisions [line items]
Financial liabilities			£ 1,000